Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2012 Sun Gard's HE Business USD ($)	Jul. 31, 2012 SunGard Global Services France EUR (€)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2010 Segment, Discontinued Operations USD ($)	Jan. 31, 2012 Segment, Discontinued Operations Sun Gard's HE Business USD ($)
Business Acquisitions and Dispositions [Line Items]
Net cash proceeds from sale of business	$ 1,222							$ 1,222
Proceeds from sale of business								1,775
Proceed from sale of subsidiary				14
Gain (loss) on disposal		$ 563	$ 563		$ 563	$ 571	$ (94)